Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	HUNTINGTON FUNDS
Central Index Key	0000810695
Amendment Flag	false
Document Creation Date	Feb 12, 2013
Document Effective Date	Feb 12, 2013
Prospectus Date	Apr 30, 2012

THE HUNTINGTON VA FUNDS

BALANCED FUND

HUNTINGTON VA BALANCED FUND

EQUITY FUNDS

HUNTINGTON VA DIVIDEND CAPTURE FUND

HUNTINGTON VA GROWTH FUND

HUNTINGTON VA INCOME EQUITY FUND

HUNTINGTON VA INTERNATIONAL EQUITY FUND

HUNTINGTON VA MACRO 100 FUND

HUNTINGTON VA MID CORP AMERICA FUND

HUNTINGTON VA REAL STRATEGIES FUND

HUNTINGTON VA ROTATING MARKETS FUND

HUNTINGTON VA SITUS FUND

INCOME FUND

HUNTINGTON VA MORTGAGE SECURITIES FUND

SUPPLEMENT DATED FEBRUARY 12, 2013 TO THE HUNTINGTON VA FUNDS'

PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION

TITLED "PRINCIPAL INVESTMENT STRATEGIES" IN THE HUNTINGTON VA

BALANCED FUND'S SUMMARY PROSPECTUS (FOUND ON PAGES 3 AND 4 OF

THE HUNTINGTON VA FUNDS' PROSPECTUS) WITH THE FOLLOWING:

Principal Investment Strategies

The Fund is a "Fund of Funds" and seeks to achieve its investment objective by investing exclusively in the shares of other portfolios of The Huntington Funds ("Underlying Funds"). Under normal market conditions, the Fund expects to achieve a mix of approximately 60% of assets in equity securities and 40% of assets in fixed-income securities (including up to 5% in money market eligible securities). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund's investment goal.

The Fund anticipates investing approximately 60% of its assets in shares of the following Underlying Funds which invest primarily in equity securities ("Underlying Equity Funds"):

Huntington VA Dividend Capture Fund,

Huntington VA Growth Fund,

Huntington VA Income Equity Fund,

Huntington VA International Equity Fund,

Huntington VA Macro 100 Fund,

Huntington VA Mid Corp America Fund, and

Huntington VA Situs Fund.

The Fund anticipates investing approximately 40% of its assets in shares of the following Underlying Funds that invest primarily in fixed-income securities ("Underlying Fixed-Income Funds") and (not to exceed 5% of total Fund assets) Underlying Funds that invest primarily in money market eligible securities:

Huntington Fixed Income Securities Fund,

Huntington VA Mortgage Securities Fund,

Huntington Money Market Fund, and

Huntington US Treasury Money Market Fund.

The Fund decides how to allocate assets to Underlying Funds based upon (i) the Advisor's outlook for the markets in which each Underlying Fund invests, (ii) the asset composition and anticipated performance of each Underlying Fund, and (iii) other global economic factors.

Certain of the Underlying Funds invest in foreign securities and below investment-grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	hf7_SupplementTextBlock

THE HUNTINGTON VA FUNDS

BALANCED FUND

HUNTINGTON VA BALANCED FUND

EQUITY FUNDS

HUNTINGTON VA DIVIDEND CAPTURE FUND

HUNTINGTON VA GROWTH FUND

HUNTINGTON VA INCOME EQUITY FUND

HUNTINGTON VA INTERNATIONAL EQUITY FUND

HUNTINGTON VA MACRO 100 FUND

HUNTINGTON VA MID CORP AMERICA FUND

HUNTINGTON VA REAL STRATEGIES FUND

HUNTINGTON VA ROTATING MARKETS FUND

HUNTINGTON VA SITUS FUND

INCOME FUND

HUNTINGTON VA MORTGAGE SECURITIES FUND

SUPPLEMENT DATED FEBRUARY 12, 2013 TO THE HUNTINGTON VA FUNDS'

PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION

TITLED "PRINCIPAL INVESTMENT STRATEGIES" IN THE HUNTINGTON VA

BALANCED FUND'S SUMMARY PROSPECTUS (FOUND ON PAGES 3 AND 4 OF

THE HUNTINGTON VA FUNDS' PROSPECTUS) WITH THE FOLLOWING:

Principal Investment Strategies

The Fund is a "Fund of Funds" and seeks to achieve its investment objective by investing exclusively in the shares of other portfolios of The Huntington Funds ("Underlying Funds"). Under normal market conditions, the Fund expects to achieve a mix of approximately 60% of assets in equity securities and 40% of assets in fixed-income securities (including up to 5% in money market eligible securities). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund's investment goal.

The Fund anticipates investing approximately 60% of its assets in shares of the following Underlying Funds which invest primarily in equity securities ("Underlying Equity Funds"):

Huntington VA Dividend Capture Fund,

Huntington VA Growth Fund,

Huntington VA Income Equity Fund,

Huntington VA International Equity Fund,

Huntington VA Macro 100 Fund,

Huntington VA Mid Corp America Fund, and

Huntington VA Situs Fund.

The Fund anticipates investing approximately 40% of its assets in shares of the following Underlying Funds that invest primarily in fixed-income securities ("Underlying Fixed-Income Funds") and (not to exceed 5% of total Fund assets) Underlying Funds that invest primarily in money market eligible securities:

Huntington Fixed Income Securities Fund,

Huntington VA Mortgage Securities Fund,

Huntington Money Market Fund, and

Huntington US Treasury Money Market Fund.

The Fund decides how to allocate assets to Underlying Funds based upon (i) the Advisor's outlook for the markets in which each Underlying Fund invests, (ii) the asset composition and anticipated performance of each Underlying Fund, and (iii) other global economic factors.

Certain of the Underlying Funds invest in foreign securities and below investment-grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government.

Huntington VA Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf7_SupplementTextBlock

THE HUNTINGTON VA FUNDS

BALANCED FUND

HUNTINGTON VA BALANCED FUND

EQUITY FUNDS

HUNTINGTON VA DIVIDEND CAPTURE FUND

HUNTINGTON VA GROWTH FUND

HUNTINGTON VA INCOME EQUITY FUND

HUNTINGTON VA INTERNATIONAL EQUITY FUND

HUNTINGTON VA MACRO 100 FUND

HUNTINGTON VA MID CORP AMERICA FUND

HUNTINGTON VA REAL STRATEGIES FUND

HUNTINGTON VA ROTATING MARKETS FUND

HUNTINGTON VA SITUS FUND

INCOME FUND

HUNTINGTON VA MORTGAGE SECURITIES FUND

SUPPLEMENT DATED FEBRUARY 12, 2013 TO THE HUNTINGTON VA FUNDS'

PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION

TITLED "PRINCIPAL INVESTMENT STRATEGIES" IN THE HUNTINGTON VA

BALANCED FUND'S SUMMARY PROSPECTUS (FOUND ON PAGES 3 AND 4 OF

THE HUNTINGTON VA FUNDS' PROSPECTUS) WITH THE FOLLOWING:

Principal Investment Strategies

The Fund is a "Fund of Funds" and seeks to achieve its investment objective by investing exclusively in the shares of other portfolios of The Huntington Funds ("Underlying Funds"). Under normal market conditions, the Fund expects to achieve a mix of approximately 60% of assets in equity securities and 40% of assets in fixed-income securities (including up to 5% in money market eligible securities). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund's investment goal.

The Fund anticipates investing approximately 60% of its assets in shares of the following Underlying Funds which invest primarily in equity securities ("Underlying Equity Funds"):

Huntington VA Dividend Capture Fund,

Huntington VA Growth Fund,

Huntington VA Income Equity Fund,

Huntington VA International Equity Fund,

Huntington VA Macro 100 Fund,

Huntington VA Mid Corp America Fund, and

Huntington VA Situs Fund.

The Fund anticipates investing approximately 40% of its assets in shares of the following Underlying Funds that invest primarily in fixed-income securities ("Underlying Fixed-Income Funds") and (not to exceed 5% of total Fund assets) Underlying Funds that invest primarily in money market eligible securities:

Huntington Fixed Income Securities Fund,

Huntington VA Mortgage Securities Fund,

Huntington Money Market Fund, and

Huntington US Treasury Money Market Fund.

The Fund decides how to allocate assets to Underlying Funds based upon (i) the Advisor's outlook for the markets in which each Underlying Fund invests, (ii) the asset composition and anticipated performance of each Underlying Fund, and (iii) other global economic factors.

Certain of the Underlying Funds invest in foreign securities and below investment-grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "Fund of Funds" and seeks to achieve its investment objective by investing exclusively in the shares of other portfolios of The Huntington Funds ("Underlying Funds"). Under normal market conditions, the Fund expects to achieve a mix of approximately 60% of assets in equity securities and 40% of assets in fixed-income securities (including up to 5% in money market eligible securities). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund's investment goal.

The Fund anticipates investing approximately 60% of its assets in shares of the following Underlying Funds which invest primarily in equity securities ("Underlying Equity Funds"):

Huntington VA Dividend Capture Fund,

Huntington VA Growth Fund,

Huntington VA Income Equity Fund,

Huntington VA International Equity Fund,

Huntington VA Macro 100 Fund,

Huntington VA Mid Corp America Fund, and

Huntington VA Situs Fund.

The Fund anticipates investing approximately 40% of its assets in shares of the following Underlying Funds that invest primarily in fixed-income securities ("Underlying Fixed-Income Funds") and (not to exceed 5% of total Fund assets) Underlying Funds that invest primarily in money market eligible securities:

Huntington Fixed Income Securities Fund,

Huntington VA Mortgage Securities Fund,

Huntington Money Market Fund, and

Huntington US Treasury Money Market Fund.

The Fund decides how to allocate assets to Underlying Funds based upon (i) the Advisor's outlook for the markets in which each Underlying Fund invests, (ii) the asset composition and anticipated performance of each Underlying Fund, and (iii) other global economic factors.

Certain of the Underlying Funds invest in foreign securities and below investment-grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities ("GSEs"), including GSE securities that are not backed by the full faith and credit of the United States government.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 12, 2013